Differences between Financial Statements and Form 5500 - Reconciliation of Net Income (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 149,313
Adjustments from contract value to fair value for fully benefit-responsive investment contracts	4,318
Benefits due to participants but unpaid at year-end	(7)
Deemed distributions of participant loans per the Form 5500	(17)
Net increase in net assets available for benefits per the Form 5500	$ 153,607